Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 4,062	$ 626	¥ (2,490)	¥ 9,938
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Net realized loss (gain) on investments	409	63	(919)
Unrealized (gain) loss on trading securities still held at the balance sheet date	(9,966)	(1,538)	4,045	(12,165)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	10	2		5
Other payables				(290)
Accrued liabilities	(1,011)	(156)	(400)	(660)
Net cash (used in) provided by operating activities	(6,496)	(1,003)	236	(3,172)
Cash flows from investing activities:
Repayment from (advances to) an unrelated party	9,139	1,411	(628)	6,938
Decrease (increase) in due from related parties	(13)	(2)	88	1,008
Proceeds from trading securities	12,568	1,940	2,851
Increase (decrease) in payables to securities brokers	818	126	(447)	385
Payment for long-term investment	(37,164)	(5,737)
Net cash provided by (used in) investing activities	(14,652)	(2,262)	1,864	8,331
Cash flows used in financing activities:
Changes in due to related parties			(292)	(70,117)
Net cash used in financing activities			(292)	(70,117)
Effect of exchange rate change	23,901	3,690	10,984	(12,429)
Net (decrease) increase in cash and cash equivalents	2,753	425	12,792	(77,387)
Cash and cash equivalents, beginning of year	452,956	69,924	440,164	517,551
Cash and cash equivalents, end of year	455,709	70,349	452,956	440,164
Supplemental schedule of cash flow information:
Income taxes paid	0	0	0	0
Interest paid	¥ 563	$ 87	¥ 552	¥ 534